Name of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator			Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[4]			Demand Withdrawn[5]			Demand Rejected[6]
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Commercial mortgages
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X	Bear Stearns Commercial Mortgage, Inc.	18	21,889,285.23	89.14%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X	Bank of America, N.A.	55	2,668,138.36	10.86%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X	Bridger Commercial Funding LLC	55	-	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	0	0.00%	0	0	0.00%	0	0	0.00%

Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Bank of America, N.A.	85	91,456,289.12	70.68%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Bridger Commercial Funding LLC	16	30,682,736.50	23.71%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Eurohypo AG, New York Branch	22	4,200,000.00	3.25%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	4,200,000.00	100.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	SunTrust Bank	25	3,050,988.39	2.36%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	-	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X	Hypo Real Estate Capital Corporation	3	-	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	-	0.00%	0	0	0.00%	0	0	0.00%
Commercial mortgages Subtotal*			279			0			0			0			2			0			0
Commercial mortgages Subtotal*				153,947,437.60			0			0			0			4,200,000.00			0			0

Issuing Entities with No Demands for Repurchase or Replacement[7]
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 1995-M2			71	216,135,888.00
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1996-1 0001012644	X		94	322,639,648.00
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-LTL1 0001081766	X		128	492,491,712.00
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-SL 0001087701	X		2742	1,178,488,448.00
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-2 0001098973	X		330	1,115,186,688.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-1 0001005007	X		159	771,922,432.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-1 0001143582	X		185	948,131,136.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-PB1 0001161962	X		134	938,283,200.00
Banc of America Structured Securities Trust Commercial Mortgage Pass-Through Certificates, Series 2002-X1			118	287,816,512.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-1 0001226627	X		112	1,132,371,712.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-2 0001270816	X		150	1,766,981,888.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-1 0001283137	X		113	1,327,183,360.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-2 0001287026	X		95	1,138,760,576.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-3 0001297110	X		94	1,289,318,016.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-4 0001303846	X		108	1,426,027,776.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-5 0001309308	X		109	1,367,629,056.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-6 0001310851	X		79	956,589,376.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-1 0001321893	X		135	2,399,047,936.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-2 0001329453	X		86	1,647,344,384.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-3 0001331409	X		108	2,235,894,272.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-5 0001339824	X		103	1,962,338,432.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-6 0001345833	X		163	2,942,152,192.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-1 0001353932	X		192	2,037,667,328.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-2 0001364772	X		160	2,699,084,544.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-3 0001368730	X		96	1,964,746,752.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-4 0001372264	X		164	2,727,474,944.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-5 0001376210	X		183	2,243,271,168.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-6 0001380701	X		116	2,462,208,256.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-1 0001389149	X		157	3,145,214,464.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-2 0001399449			180	3,172,686,592.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-4 0001413884	X		143	2,231,301,888.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001420805	X		100	1,858,595,584.00
Commercial Mortgage Loan Trust Commercial Mortgage Pass-Through Certificates, Series 2008-LS1 0001427687	X		238	2,345,024,768.00
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2008-1 0001437473	X		108	1,269,690,752.00
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series K-007			83	1,168,741,248.00
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2010-K9			70	1,248,191,232.00
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K13			81	1,250,920,064.00
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-KAIV			19	672,342,976.00
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K704			65	1,196,838,528.00
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-K710			55	1,286,014,500.00
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-K21			80	1,374,353,500.00
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K25			83	1,536,584,000.00
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C8 0001567572	X		54	1,139,071,044.34
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K713			74	1,603,240,000.00
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C11 0001582037	X		38	856,690,250.00
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K33			86	1,647,756,000.00
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-K718			95	1,590,593,767.75
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KP02			70	1,200,017,501.00
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7 0001652031	X		42	757,280,331.47
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C25 0001653542	X		56	1,179,418,010.00
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KF10			76	1,456,975,036.00
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KVAD			10	347,347,000.00
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB7			40	100,163,562.00
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB8			51	102,026,095.00
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-K51			99	1,195,807,280.00
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB9			155	445,239,712.00
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB10			60	148,173,890.00
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K504			22	587,412,790.00
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C28 0001665081	X		42	955,648,354.00
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KP03			40	974,038,783.00
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C29 0001669990	X		69	809,459,885.09
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KIR1			19	1,156,565,783.00
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-UBS10 0001673542	X		52	876,260,056.53
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K722			52	1,185,369,953.00
The Shops at Crystals Commercial Mortgage Pass-Through Certificates, Series 2016-CSTL			1	300,000,000.00
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KX02			53	714,534,576.70
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KJ07			38	209,260,410.57
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C30 0001681906	X		48	885,234,844.77
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C31 0001687031	X		60	953,186,169.00
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K59			67	1,315,396,476.00
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KJ09			58	275,133,262.00
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C32 0001690577	X		56	906,952,869.00
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2017-BNK3 0001694649	X		63	977,092,637.52
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KF31			45	1,244,346,000.00
BANK 2017-BNK6 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK6 0001710261	X		72	933,251,927.31
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-K066			61	1,297,449,122.37
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KMP1			14	516,480,000.00
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2017-C34 0001715846	X		50	1,048,622,109.96
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KIR3			11	1,483,092,000.00
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-K70			74	1,322,563,813.99
BANK 2017-BNK9 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK9 0001721373	X		45	1,053,725,817.86
FREMF Multifamily Mortgage Pass-Through Certificates, 2018-KF43			42	1,264,588,401.00
FREMF Multifamily Mortgage Pass-Through Certificates, 2018-KJ19			60	290,975,177.12

All total*			279			0			0			0			2			0			0
All total*				153,947,437.60			0			0			0			4,200,000			0			0

1The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, "Demand Entities"), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.   In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.
3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
4Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
5Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
6Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
7Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.
*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.